Earnings/(loss) and dividends per share (Details) - ZAR (R) R / shares in Units, shares in Millions, R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings/(loss) and dividends per share
Basic earnings/(loss) per share (in rand per share)	R 62.34	R 14.57	R (148.49)
Headline earnings/(loss) per share (in rand per share)	47.58	39.53	(11.50)
Diluted earnings/(loss) per share (in rand per share)	61.36	14.39	(148.49)
Diluted headline earnings/(loss) per share (in rand per share)	46.83	R 39.03	R (11.50)
Dividends per share	14.70
Dividends per share- final	R 14.70
Earnings and headline earnings/(loss):
Earnings/(loss) attributable to owners of Sasol Limited	R 38,956	R 9,032	R (91,754)
Total remeasurement items for the group, net of tax	(9,221)	15,471	84,648
Headline earnings/(loss)	R 29,735	R 24,503	R (7,106)
Diluted earnings per share (DEPS) and diluted headline earnings per share (DHEPS)
Weighted average number of shares	624.9	619.9	617.9
Potential dilutive effect of long-term incentive scheme	9.9	3.8	2.6
Potential dilutive effect of Sasol Khanyisa Tier 1	0.1	4.1	1.8
Diluted weighted average number of shares for DEPS and DHEPS	634.9	627.8	622.3